Fundamental All Cap Core Fund Investment Objectives and Goals - Class A C I R2 R4 R6 [Member] - Fundamental All Cap Core Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Fundamental All Cap Core Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek long-term capital appreciation.